Subsequent event - Schedule of Unsecured Bonds with Interest Rates and Maturity Dates (Detail) (Subsequent event [Member], JPY ¥) In Millions, unless otherwise specified	1 Months Ended
Sep. 03, 2013
Unsecured bonds due in September 1, 2017 [Member]
Debt Disclosure [Line Items]
Unsecured bonds, Amount	¥ 5,000
Unsecured bonds, Interest rate	0.46%
Unsecured bonds, Maturity date	Sep. 01, 2017
Unsecured bonds due in September 3, 2018 [Member]
Debt Disclosure [Line Items]
Unsecured bonds, Amount	5,000
Unsecured bonds, Interest rate	0.527%
Unsecured bonds, Maturity date	Sep. 03, 2018
Unsecured bonds due in September 3, 2019 [Member]
Debt Disclosure [Line Items]
Unsecured bonds, Amount	¥ 5,000
Unsecured bonds, Interest rate	0.659%
Unsecured bonds, Maturity date	Sep. 03, 2019